TIMOTHY PLAN AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 92.6%
	AEROSPACE & DEFENSE - 1.1%
639	TransDigm Group, Inc.	$ 402,346

	APPAREL & TEXTILE PRODUCTS - 11.6%
26,304	Capri Holdings Ltd.(a)	1,507,745
4,109	Deckers Outdoor Corporation(a)	1,640,148
29,749	Tapestry, Inc.	1,132,842
		4,280,735
	BIOTECH & PHARMA - 3.8%
2,460	Argenx S.E. - ADR(a)	931,922
1,678	United Therapeutics Corporation(a)	466,635
		1,398,557
	CHEMICALS - 4.1%
7,030	Albemarle Corporation	1,524,526

	CONSTRUCTION MATERIALS - 1.8%
1,947	Martin Marietta Materials, Inc.	658,028

	ELECTRICAL EQUIPMENT - 1.7%
3,671	Trane Technologies PLC	617,058

	ENGINEERING & CONSTRUCTION - 2.5%
6,411	Quanta Services, Inc.	913,568

	FOOD - 1.7%
10,181	Darling Ingredients, Inc.(a)	637,229

	HEALTH CARE FACILITIES & SERVICES - 7.3%
19,555	Cardinal Health, Inc.	1,503,193
7,389	HealthEquity, Inc.(a)	455,458
3,787	ICON plc(a)	735,625
		2,694,275
	INDUSTRIAL SUPPORT SERVICES - 5.3%
5,503	United Rentals, Inc.(a)	1,955,876

TIMOTHY PLAN AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 92.6% (Continued)
	LEISURE FACILITIES & SERVICES - 2.2%
40,303	Bloomin' Brands, Inc.	$ 810,896

	MACHINERY - 6.9%
6,510	Lincoln Electric Holdings, Inc.	940,630
9,435	Oshkosh Corporation	832,073
2,663	Parker-Hannifin Corporation	774,933
		2,547,636
	MEDICAL EQUIPMENT & DEVICES - 6.9%
46,042	Avantor, Inc.(a)	971,026
4,244	DexCom, Inc.(a)	480,591
3,755	Insulet Corporation(a)	1,105,434
		2,557,051
	OIL & GAS PRODUCERS - 8.0%
7,072	Cheniere Energy, Inc.	1,060,517
7,239	Devon Energy Corporation	445,271
4,290	Diamondback Energy, Inc.	586,786
13,055	EQT Corporation	441,651
10,653	New Fortress Energy, Inc.	451,900
		2,986,125
	RENEWABLE ENERGY - 3.4%
8,253	First Solar, Inc.(a)	1,236,217

	RETAIL - CONSUMER STAPLES - 1.7%
4,338	Dollar Tree, Inc.(a)	613,567

	SEMICONDUCTORS - 6.8%
1,932	KLA Corporation	728,422
4,239	Monolithic Power Systems, Inc.	1,498,953
3,217	Skyworks Solutions, Inc.	293,165
		2,520,540
	SOFTWARE - 10.6%
4,864	Cadence Design Systems, Inc.(a)	781,353
26,735	Fortinet, Inc.(a)	1,307,074
8,700	Palo Alto Networks, Inc.(a)	1,213,998

TIMOTHY PLAN AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 92.6% (Continued)
	SOFTWARE - 10.6% (Continued)
17,373	Rapid7, Inc.(a)	$ 590,335
		3,892,760
	TECHNOLOGY HARDWARE - 3.1%
4,649	Arista Networks, Inc.(a)	564,156
10,886	Seagate Technology Holdings plc	572,712
		1,136,868
	TECHNOLOGY SERVICES - 2.1%
1,678	MSCI, Inc.	780,555

	TOTAL COMMON STOCKS (Cost $31,840,084)	34,164,413

	SHORT-TERM INVESTMENTS — 7.5%
	MONEY MARKET FUNDS - 7.5%
2,758,948	Fidelity Government Portfolio, Class I, 4.06% (Cost $2,758,948)(b)	2,758,948

	TOTAL INVESTMENTS - 100.1% (Cost $34,599,032)	$ 36,923,361
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(26,942)
	NET ASSETS - 100.0%	$ 36,896,419

ADR	- American Depositary Receipt
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2022.

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 95.4%
	AEROSPACE & DEFENSE - 2.3%
78,000	Safran S.A. - ADR	$ 2,436,720
29,000	Thales S.A. - ADR	739,790
		3,176,510
	AUTOMOTIVE - 2.8%
69,300	Magna International, Inc.	3,893,274

	BANKING - 11.4%
42,739	DBS Group Holdings Ltd. - ADR	4,332,452
110,000	DNB Bank ASA - ADR	2,174,700
35,200	HDFC Bank Ltd. - ADR	2,408,032
120,100	ICICI Bank Ltd. - ADR	2,628,989
234,000	Itau Unibanco Holding S.A. - ADR	1,102,140
93,600	KBC Group N.V. - ADR	3,011,112
		15,657,425
	CHEMICALS - 2.9%
83,420	Air Liquide S.A. - ADR	2,359,326
18,100	Arkema S.A. - ADR	1,625,018
		3,984,344
	CONSTRUCTION MATERIALS - 2.3%
55,000	CRH plc - ADR	2,188,450
27,500	Xinyi Glass Holdings Ltd. - ADR	1,016,125
		3,204,575
	ELECTRIC UTILITIES - 3.2%
407,000	Enel SpA - ADR	2,173,380
47,200	Iberdrola S.A. - ADR	2,207,072
		4,380,452
	ELECTRICAL EQUIPMENT - 2.7%
131,600	Schneider Electric S.E. - ADR	3,679,536

	ENGINEERING & CONSTRUCTION - 4.0%
79,000	Cellnex Telecom S.A. - ADR	1,303,500
168,000	Vinci S.A. - ADR	4,188,240
		5,491,740

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 95.4% (Continued)
	FOOD - 2.4%
26,700	Kerry Group plc - ADR	$ 2,389,650
57,000	Mowi ASA - ADR	970,140
		3,359,790
	HEALTH CARE FACILITIES & SERVICES - 2.2%
15,200	ICON plc(a)	2,952,600

	HOUSEHOLD PRODUCTS - 1.4%
85,000	Beiersdorf A.G. - ADR	1,943,100

	INDUSTRIAL SUPPORT SERVICES - 1.7%
10,000	Ashtead Group plc - ADR	2,261,900

	INSTITUTIONAL FINANCIAL SERVICES - 2.4%
188,500	Deutsche Boerse A.G. - ADR	3,234,660

	INSURANCE - 6.2%
45,100	Ageas S.A./NV - ADR	1,992,969
64,500	AIA Group Ltd. - ADR	2,865,735
66,400	Muenchener Rueckversicherungs-Gesellschaft A.G. in - ADR	2,151,028
59,600	Sampo OYJ - ADR	1,554,368
		8,564,100
	INTERNET MEDIA & SERVICES - 1.6%
161,000	Prosus N.V. - ADR	2,210,530
43,600	Yandex N.V., Class A(a) (h) (c)	43,600
		2,254,130
	LEISURE PRODUCTS - 0.9%
77,000	Shimano, Inc. - ADR	1,208,515

	MACHINERY - 5.9%
239,000	Atlas Copco A.B. - ADR	2,544,155
79,000	FANUC Corporation - ADR	1,174,730
78,350	Techtronic Industries Company Ltd. - ADR	4,351,559
		8,070,444

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 95.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 7.8%
51,400	Alcon, Inc.	$ 3,523,470
31,500	Hoya Corporation - ADR	3,005,100
69,000	Olympus Corporation - ADR	1,233,720
59,900	Smith & Nephew plc - ADR	1,610,711
43,000	Sysmex Corporation - ADR	1,292,580
		10,665,581
	METALS & MINING - 1.6%
29,900	Rio Tinto plc - ADR	2,128,880

	OIL & GAS PRODUCERS - 6.2%
146,000	Equinor ASA - ADR	5,228,260
438,000	Galp Energia SGPS S.A. - ADR	2,943,360
30,500	Petroleo Brasileiro S.A. - ADR	324,825
		8,496,445
	RETAIL - CONSUMER STAPLES - 1.6%
100,000	Seven & i Holdings Company Ltd. - ADR	2,139,500

	RETAIL - DISCRETIONARY - 1.5%
6,200	ANTA Sports Products Ltd. - ADR	2,022,936

	SEMICONDUCTORS - 4.6%
5,850	ASML Holding N.V. - ADR	3,196,440
10,000	NXP Semiconductors N.V.	1,580,300
22,800	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,698,372
		6,475,112
	SOFTWARE - 2.6%
13,300	Nice Ltd. - ADR(a)	2,557,590
30,640	Open Text Corporation	908,170
		3,465,760
	SPECIALTY FINANCE - 2.2%
37,400	ORIX Corporation - ADR	3,011,448

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 95.4% (Continued)
	TECHNOLOGY HARDWARE - 1.5%
40,338	FUJIFILM Holdings Corporation - ADR	$ 2,019,724

	TECHNOLOGY SERVICES - 3.2%
54,000	Amadeus IT Group S.A. - ADR(a)	2,764,260
89,000	Infosys Ltd. - ADR	1,602,890
		4,367,150
	TELECOMMUNICATIONS - 2.0%
95,300	Nippon Telegraph & Telephone Corporation - ADR	2,692,225

	TRANSPORTATION & LOGISTICS - 3.4%
60,800	Canadian Pacific Railway Ltd.	4,535,072

	WHOLESALE - CONSUMER STAPLES - 0.9%
19,000	ITOCHU Corporation - ADR	1,187,500

	TOTAL COMMON STOCKS (Cost $116,896,473)	130,524,428

	SHORT-TERM INVESTMENTS — 4.6%
	MONEY MARKET FUNDS - 4.6%
6,268,881	Fidelity Government Portfolio, Class I, 4.06% (Cost $6,268,881)(d)	6,268,881

	TOTAL INVESTMENTS - 100.0% (Cost $123,165,354)	$ 136,793,309
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(54,750)
	NET ASSETS - 100.0%	$ 136,738,559

ADR	- American Depositary Receipt
LTD	- Limited Company
NV	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
S/A	- Société Anonyme

(a) (b) (c)

Non-income producing security.

Illiquid security. At December 31,2022, the illiquid security amounted to 0.03% of net assets.

The value of this security has been determined in good faith under policies approved by the Board of Trustees.

(d)	Rate disclosed is the seven-day effective yield as of December 31, 2022.

SCHEDULE OF INVESTMENTS
TIMOTHY PLAN INTERNATIONAL FUND
DECEMBER 31, 2022

Diversification of Assets
Country	% of Net Assets
Japan	13.9%
France	11.0%
Canada	6.8%
Norway	6.1%
Hong Kong	6.0%
Ireland	5.5%
Germany	5.4%
Netherlands	5.1%
India	4.9%
Spain	4.6%
United Kingdom	4.4%
Belgium	3.6%
Singapore	3.2%
Switzerland	2.6%
Portugal	2.2%
Israel	1.9%
Sweden	1.9%
Italy	1.6%
China	1.4%
Taiwan Province Of China	1.2%
Finland	1.1%
Brazil	1.0%
Total	95.4%
Money Market Funds	4.6%
Other Assets Less Liabilities - Net	0.0%
Grand Total	100.0%

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 77.3%
	AEROSPACE & DEFENSE - 1.4%
2,605	TransDigm Group, Inc.	$ 1,640,238

	AUTOMOTIVE - 1.1%
10,523	Tesla, Inc.(a)	1,296,223

	BANKING - 1.2%
3,231	SVB Financial Group(a)	743,582
11,617	Western Alliance Bancorp	691,909
		1,435,491
	BIOTECH & PHARMA - 3.9%
9,889	Vertex Pharmaceuticals, Inc.(a)	2,855,745
12,696	Zoetis, Inc.	1,860,599
		4,716,344
	CABLE & SATELLITE - 0.8%
1,361	Cable One, Inc.	968,841

	CHEMICALS - 4.7%
28,804	FMC Corporation	3,594,739
6,420	Linde plc	2,094,076
		5,688,815
	CONSTRUCTION MATERIALS - 2.0%
3,574	Martin Marietta Materials, Inc.	1,207,905
13,688	Owens Corning	1,167,586
		2,375,491
	DIVERSIFIED INDUSTRIALS - 2.1%
11,889	Honeywell International, Inc.	2,547,813

	ELECTRIC UTILITIES - 1.6%
23,016	NextEra Energy, Inc.	1,924,138

	ELECTRICAL EQUIPMENT - 5.4%
34,912	Amphenol Corporation, Class A	2,658,200
15,291	Fortive Corporation	982,447
8,708	Keysight Technologies, Inc.(a)	1,489,678

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 77.3% (Continued)
	ELECTRICAL EQUIPMENT - 5.4% (Continued)
8,802	Trane Technologies PLC	$ 1,479,528
		6,609,853
	HEALTH CARE FACILITIES & SERVICES - 1.4%
7,978	IQVIA Holdings, Inc.(a)	1,634,612

	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
18,387	Intercontinental Exchange, Inc.	1,886,322

	INSURANCE - 4.1%
16,987	Arthur J Gallagher & Company	3,202,729
61,346	Equitable Holdings, Inc.	1,760,630
		4,963,359
	LEISURE FACILITIES & SERVICES - 0.7%
635	Chipotle Mexican Grill, Inc.(a)	881,056

	MACHINERY - 2.3%
5,959	Caterpillar, Inc.	1,427,538
15,489	Oshkosh Corporation	1,365,975
		2,793,513
	MEDICAL EQUIPMENT & DEVICES - 5.8%
3,988	Danaher Corporation	1,058,495
17,746	Edwards Lifesciences Corporation(a)	1,324,029
6,398	Insulet Corporation(a)	1,883,507
7,646	Intuitive Surgical, Inc.(a)	2,028,866
10,819	Merit Medical Systems, Inc.(a)	764,038
		7,058,935
	OIL & GAS PRODUCERS - 1.8%
18,934	ConocoPhillips	2,234,212

	RETAIL - CONSUMER STAPLES - 4.3%
5,540	Costco Wholesale Corporation	2,529,010
10,909	Dollar General Corporation	2,686,341
		5,215,351

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 77.3% (Continued)
	RETAIL - DISCRETIONARY - 5.5%
9,803	Lowe's Companies, Inc.	$ 1,953,150
2,819	Lululemon Athletica, Inc.(a)	903,151
4,511	O'Reilly Automotive, Inc.(a)	3,807,419
		6,663,720
	SEMICONDUCTORS - 11.0%
21,323	Advanced Micro Devices, Inc.(a)	1,381,091
12,482	Analog Devices, Inc.	2,047,422
5,930	Broadcom, Inc.	3,315,641
3,873	Lam Research Corporation	1,627,822
11,878	NVIDIA Corporation	1,735,851
11,107	NXP Semiconductors N.V.	1,755,239
24,764	ON Semiconductor Corporation(a)	1,544,531
		13,407,597
	SOFTWARE - 5.4%
16,197	Palo Alto Networks, Inc.(a)	2,260,129
4,642	ServiceNow, Inc.(a)	1,802,349
7,820	Synopsys, Inc.(a)	2,496,849
		6,559,327
	TECHNOLOGY HARDWARE - 4.2%
19,267	Arista Networks, Inc.(a)	2,338,050
30,306	Seagate Technology Holdings plc	1,594,399
36,596	Western Digital Corporation(a)	1,154,604
		5,087,053
	TECHNOLOGY SERVICES - 1.7%
11,519	CDW Corporation	2,057,063

	TRANSPORTATION & LOGISTICS - 1.4%
23,317	Canadian Pacific Railway Ltd.	1,739,215

	TRANSPORTATION EQUIPMENT - 2.0%
24,371	PACCAR, Inc.	2,411,998

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 77.3% (Continued)

	TOTAL COMMON STOCKS (Cost $80,163,284)	$ 93,796,580

	EXCHANGE-TRADED FUNDS — 18.0%
	EQUITY - 18.0%
624,000	Timothy Plan US Large/Mid Cap Core Enhanced ETF(b)	14,816,318
209,000	Timothy Plan US Large/Mid Cap Core ETF(b)	7,001,500
		21,817,818

	TOTAL EXCHANGE-TRADED FUNDS (Cost $21,565,045)	21,817,818

	SHORT-TERM INVESTMENTS — 4.7%
	MONEY MARKET FUNDS - 4.7%
5,659,748	Fidelity Government Portfolio, Class I, 4.06% (Cost $5,659,748)(c)	5,659,748

	TOTAL INVESTMENTS - 100.0% (Cost $107,388,077)	$ 121,274,146
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%	(16,816)
	NET ASSETS - 100.0%	$ 121,257,330

ETF	- Exchange-Traded Fund
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2022.

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 87.6%
	AEROSPACE & DEFENSE - 1.8%
31,382	Moog, Inc., Class A	$ 2,754,084

	AUTOMOTIVE - 1.0%
36,330	Methode Electronics, Inc.	1,611,962

	BANKING - 15.9%
86,891	Atlantic Union Bankshares Corporation	3,053,349
29,957	City Holding Company	2,788,697
91,905	Columbia Banking System, Inc.	2,769,098
35,896	First Bancorp	1,537,785
62,071	Provident Financial Services, Inc.	1,325,837
75,064	Renasant Corporation	2,821,655
79,043	Sandy Spring Bancorp, Inc.	2,784,685
87,794	Seacoast Banking Corp of Florida	2,738,295
43,692	Triumph Bancorp, Inc.(a)	2,135,228
100,154	Veritex Holdings, Inc.	2,812,324
		24,766,953
	CHEMICALS - 4.7%
41,001	Avient Corporation	1,384,194
206,395	Ecovyst, Inc.(a)	1,828,660
13,026	Innospec, Inc.	1,339,854
26,894	Stepan Company	2,863,135
		7,415,843
	ELECTRIC UTILITIES - 3.6%
62,547	Avista Corporation	2,773,334
48,083	NorthWestern Corporation	2,853,245
		5,626,579
	ENGINEERING & CONSTRUCTION - 1.8%
24,632	Comfort Systems USA, Inc.	2,834,651

	FOOD - 3.6%
126,251	Hostess Brands, Inc.(a)	2,833,073
18,011	J & J Snack Foods Corporation	2,696,427
		5,529,500

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 87.6% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 1.4%
27,480	UFP Industries, Inc.	$ 2,177,790

	HEALTH CARE FACILITIES & SERVICES - 1.8%
101,169	Patterson Companies, Inc.	2,835,767

	HOME CONSTRUCTION - 3.8%
57,733	Century Communities, Inc.	2,887,228
35,616	Masonite International Corporation(a)	2,871,006
		5,758,234
	HOUSEHOLD PRODUCTS - 1.7%
74,388	Central Garden & Pet Company, Class A(a)	2,663,090

	INDUSTRIAL INTERMEDIATE PROD - 1.0%
38,788	AZZ, Inc.	1,559,278

	INSTITUTIONAL FINANCIAL SERVICES - 3.3%
68,387	Moelis & Company, Class A	2,624,009
19,705	Piper Sandler Cos	2,565,394
		5,189,403
	INSURANCE - 0.9%
28,380	AMERISAFE, Inc.	1,474,909

	LEISURE FACILITIES & SERVICES - 3.1%
65,998	Chuy's Holdings, Inc.(a)	1,867,743
36,097	Papa John's International, Inc.	2,971,144
		4,838,887
	MACHINERY - 5.5%
20,166	Alamo Group, Inc.	2,855,506
29,105	Albany International Corporation, Class A	2,869,462
63,088	Federal Signal Corporation	2,931,698
		8,656,666
	MEDICAL EQUIPMENT & DEVICES - 5.1%
82,636	Avanos Medical, Inc.(a)	2,236,130
32,301	CONMED Corporation	2,863,161

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 87.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.1% (Continued)
39,890	Merit Medical Systems, Inc.(a)	$ 2,817,032
		7,916,323
	METALS & MINING - 1.9%
9,948	Encore Wire Corporation	1,368,447
76,693	Livent Corporation(a)	1,523,890
		2,892,337
	OFFICE REIT - 2.8%
111,562	Corporate Office Properties Trust	2,893,918
93,724	Easterly Government Properties, Inc.	1,337,441
		4,231,359
	OIL & GAS PRODUCERS - 6.3%
21,245	Chord Energy Corporation	2,906,529
89,675	Enerplus Corporation	1,582,764
87,911	Northern Oil and Gas, Inc.	2,709,417
90,809	Sitio Royalties Corporation	2,619,834
		9,818,544
	REAL ESTATE INVESTMENT TRUSTS - 5.3%
152,245	Plymouth Industrial REIT, Inc.	2,920,059
30,068	PotlatchDeltic Corporation	1,322,691
192,412	Summit Hotel Properties, Inc.	1,389,215
194,086	Urban Edge Properties	2,734,672
		8,366,637
	REAL ESTATE OWNERS & DEVELOPERS - 1.7%
221,606	Radius Global Infrastructure, Inc., Class A(a)	2,619,383

	RETAIL - DISCRETIONARY - 3.2%
42,595	Academy Sports & Outdoors, Inc.	2,237,941
61,529	Monro, Inc.	2,781,111
		5,019,052
	RETAIL REIT - 1.8%
108,359	Four Corners Property Trust, Inc.	2,809,749

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 87.6% (Continued)
	SEMICONDUCTORS - 1.8%
79,954	Rambus, Inc.(a)	$ 2,863,952

	TECHNOLOGY HARDWARE - 2.8%
84,492	ADTRAN Holdings, Inc.	1,587,605
255,477	Viavi Solutions, Inc.(a)	2,685,063
		4,272,668

	TOTAL COMMON STOCKS (Cost $136,391,376)	136,503,600

	EXCHANGE-TRADED FUNDS — 11.3%
	EQUITY - 11.3%
580,000	Timothy Plan US Small Cap Core ETF (Cost $14,834,080) (b)	17,648,762

	SHORT-TERM INVESTMENTS — 1.1%
	MONEY MARKET FUNDS - 1.1%
1,647,287	Fidelity Government Portfolio, Class I, 4.06% (Cost $1,647,287)(c)	1,647,287

	TOTAL INVESTMENTS - 100.0% (Cost $152,872,743)	$ 155,799,649
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	34,240
	NET ASSETS - 100.0%	$ 155,833,889

ETF	- Exchange-Traded Fund
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2022.

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 76.4%
	AEROSPACE & DEFENSE - 1.9%
20,381	General Dynamics Corporation	$ 5,056,730

	BANKING - 3.8%
50,836	BOK Financial Corporation	5,276,269
79,433	Western Alliance Bancorp	4,731,029
		10,007,298
	CABLE & SATELLITE - 0.6%
2,382	Cable One, Inc.	1,695,651

	CHEMICALS - 3.6%
152,481	Huntsman Corporation	4,190,178
22,223	Sherwin-Williams Company (The)	5,274,184
		9,464,362
	DIVERSIFIED INDUSTRIALS - 4.4%
35,704	Eaton Corp PLC	5,603,743
28,187	Honeywell International, Inc.	6,040,474
		11,644,217
	ELECTRIC UTILITIES - 3.9%
80,613	CMS Energy Corporation	5,105,221
55,555	WEC Energy Group, Inc.	5,208,837
		10,314,058
	FOOD - 4.4%
38,411	J M Smucker Company (The)	6,086,607
67,434	McCormick & Company, Inc.	5,589,604
		11,676,211
	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
48,072	Intercontinental Exchange, Inc.	4,931,706

	INSURANCE - 2.1%
30,074	Arthur J Gallagher & Company	5,670,152

	LEISURE FACILITIES & SERVICES - 1.9%
14,315	Domino's Pizza, Inc.	4,958,716

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 76.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 6.9%
20,630	Danaher Corporation	$ 5,475,615
39,198	PerkinElmer, Inc.	5,496,343
21,538	STERIS PLC	3,977,853
26,921	Zimmer Biomet Holdings, Inc.	3,432,428
		18,382,239
	OIL & GAS PRODUCERS - 5.8%
44,945	ConocoPhillips	5,303,509
38,044	EOG Resources, Inc.	4,927,459
40,310	Valero Energy Corporation	5,113,727
		15,344,695
	REAL ESTATE INVESTMENT TRUSTS - 3.7%
32,109	Crown Castle, Inc.	4,355,265
47,188	Prologis, Inc.	5,319,503
		9,674,768
	RETAIL - CONSUMER STAPLES - 3.8%
10,630	Costco Wholesale Corporation	4,852,595
20,607	Dollar General Corporation	5,074,474
		9,927,069
	RETAIL - DISCRETIONARY - 4.7%
8,006	O'Reilly Automotive, Inc.(a)	6,757,305
25,417	Tractor Supply Company	5,718,062
		12,475,367
	SEMICONDUCTORS - 13.4%
10,828	ASML Holding N.V. - ADR	5,916,419
9,051	Broadcom, Inc.	5,060,686
93,501	Lattice Semiconductor Corporation(a)	6,066,345
75,189	Microchip Technology, Inc.	5,282,027
10,949	Monolithic Power Systems, Inc.	3,871,676
30,093	NVIDIA Corporation	4,397,791
54,002	Teradyne, Inc.	4,717,075
		35,312,019
	SOFTWARE - 5.4%
35,281	Cadence Design Systems, Inc.(a)	5,667,541
16,143	Synopsys, Inc.(a)	5,154,298

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 76.4% (Continued)
	SOFTWARE - 5.4% (Continued)
11,035	Tyler Technologies, Inc.(a)	$ 3,557,794
		14,379,633
	TECHNOLOGY SERVICES - 2.2%
19,382	CACI International, Inc., Class A(a)	5,826,035

	TRANSPORTATION & LOGISTICS - 2.0%
25,422	Union Pacific Corporation	5,264,134

	TOTAL COMMON STOCKS (Cost $161,965,810)	202,005,060

	EXCHANGE-TRADED FUNDS — 19.3%
	EQUITY - 19.3%
573,000	Timothy Plan High Dividend Stock Enhanced ETF(b)	13,443,841
382,500	Timothy Plan High Dividend Stock ETF(b)	11,908,449
634,000	Timothy Plan US Large/Mid Cap Core Enhanced ETF(b)	15,053,759
318,000	Timothy Plan US Large/Mid Cap Core ETF(b)	10,653,000
	TOTAL EXCHANGE-TRADED FUNDS (Cost $48,945,129)	51,059,049

	SHORT-TERM INVESTMENTS — 4.4%
	MONEY MARKET FUNDS - 4.4%
11,741,222	Fidelity Government Portfolio, Class I, 4.06% (Cost $11,741,222)(c)	11,741,222

	TOTAL INVESTMENTS - 100.1% (Cost $222,652,161)	$ 264,805,331
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(235,680)
	NET ASSETS - 100.0%	$ 264,569,651

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
NV	- Naamioze Vennootschap
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2022.

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 21.9%
	CHEMICALS — 2.4%
1,212,000	LYB International Finance BV	4.0000	07/15/23	$ 1,203,019
1,570,000	Nutrien Ltd.	4.0000	12/15/26	1,513,784
				2,716,803
	ELECTRIC UTILITIES — 3.7%
2,205,000	American Electric Power Company, Inc.	3.2000	11/13/27	2,032,535
832,956	John Sevier Combined Cycle Generation, LLC	4.6260	01/15/42	789,497
855,000	National Rural Utilities Cooperative Finance	2.9500	02/07/24	836,091
442,000	WEC Energy Group, Inc.	3.5500	06/15/25	424,393
				4,082,516
	GAS & WATER UTILITIES — 1.8%
2,185,000	NiSource, Inc.	3.4900	05/15/27	2,064,302

	INSTITUTIONAL FINANCIAL SERVICES — 0.9%
1,000,000	Cboe Global Markets, Inc.	3.6500	01/12/27	957,692

	OIL & GAS PRODUCERS — 6.1%
1,580,000	Columbia Pipeline Group, Inc.	4.5000	06/01/25	1,558,367
3,150,000	Energy Transfer Operating, L.P.	5.2500	04/15/29	3,061,931
2,240,000	Phillips 66 Company(a)	3.6050	02/15/25	2,171,803
				6,792,101
	REAL ESTATE INVESTMENT TRUSTS — 3.0%
1,520,000	Digital Realty Trust, L.P.	3.7000	08/15/27	1,415,644
2,200,000	Healthpeak Properties, Inc.	3.5000	07/15/29	1,969,458
				3,385,102
	RETAIL - CONSUMER STAPLES — 1.3%
1,575,000	Dollar General Corporation	4.1250	05/01/28	1,505,450

	TRANSPORTATION & LOGISTICS — 2.7%
1,000,000	Canadian Pacific Railway Company	2.9000	02/01/25	956,836
2,190,000	CSX Corporation	3.2500	06/01/27	2,052,316
				3,009,152
	TOTAL CORPORATE BONDS (Cost $26,554,124)			24,513,118

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 1.9%
	LOCAL AUTHORITY — 1.9%
2,235,000	Province of Ontario Canada (Cost $2,306,539)	2.5000	04/27/26	$ 2,100,388

	U.S. GOVERNMENT & AGENCIES — 72.2%
	AGENCY FIXED RATE — 29.0%
1,367,442	Fannie Mae Pool FM5537	2.0000	01/01/36	1,222,867
1,040,419	Fannie Mae Pool MA4316	2.5000	04/01/36	959,453
1,511,949	Fannie Mae Pool MA4333	2.0000	05/01/41	1,291,658
729,363	Fannie Mae Pool MA4366	2.5000	06/01/41	641,491
434,355	Fannie Mae Pool MA4475	2.5000	10/01/41	382,016
1,252,422	Fannie Mae Pool MA4617	3.0000	04/01/42	1,121,832
1,048,542	Fannie Mae Pool FM4053	2.5000	08/01/50	900,944
1,362,841	Fannie Mae Pool CA8897	3.0000	02/01/51	1,210,492
912,107	Fannie Mae Pool MA4258	3.5000	02/01/51	835,970
465,004	Fannie Mae Pool FM6550	2.0000	03/01/51	383,326
857,509	Fannie Mae Pool CB0855	3.0000	06/01/51	755,000
534,651	Fannie Mae Pool FS1807	3.5000	07/01/51	491,877
537,931	Fannie Mae Pool FS1704	4.0000	05/01/52	510,097
1,095,000	Fannie Mae Pool FS3392	4.0000	09/01/52	1,029,713
61,668	Ginnie Mae I Pool 723248	5.0000	10/15/39	63,017
264,184	Ginnie Mae I Pool 783060	4.0000	08/15/40	252,213
146,352	Ginnie Mae I Pool 783403	3.5000	09/15/41	137,979
112,070	Ginnie Mae II Pool 4520	5.0000	08/20/39	114,180
147,306	Ginnie Mae II Pool 4947	5.0000	02/20/41	148,968
265,412	Ginnie Mae II Pool MA3376	3.5000	01/20/46	248,551
169,795	Ginnie Mae II Pool MA3596	3.0000	04/20/46	154,787
455,497	Ginnie Mae II Pool MA3663	3.5000	05/20/46	426,292
163,496	Ginnie Mae II Pool MA3736	3.5000	06/20/46	152,929
278,763	Ginnie Mae II Pool MA4004	3.5000	10/20/46	260,604
189,427	Ginnie Mae II Pool MA4509	3.0000	06/20/47	171,134
225,692	Ginnie Mae II Pool MA4652	3.5000	08/20/47	210,873

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 72.2% (Continued)
	AGENCY FIXED RATE — 29.0% (Continued)
278,442	Ginnie Mae II Pool MA4719	3.5000	09/20/47	$ 261,344
285,552	Ginnie Mae II Pool MA4778	3.5000	10/20/47	266,765
226,566	Ginnie Mae II Pool MA4901	4.0000	12/20/47	218,009
196,991	Ginnie Mae II Pool MA4963	4.0000	01/20/48	189,534
191,474	Ginnie Mae II Pool MA6092	4.5000	08/20/49	187,172
206,447	Ginnie Mae II Pool MA6156	4.5000	09/20/49	202,440
655,808	Ginnie Mae II Pool BN2662	3.0000	10/20/49	586,549
188,886	Ginnie Mae II Pool MA6221	4.5000	10/20/49	184,742
187,100	Ginnie Mae II Pool MA6477	4.5000	02/20/50	183,760
304,503	Ginnie Mae II Pool MA6478	5.0000	02/20/50	306,431
311,199	Ginnie Mae II Pool MA6544	4.5000	03/20/50	306,225
218,294	Ginnie Mae II Pool MA6545	5.0000	03/20/50	220,181
1,194,251	Ginnie Mae II Pool MA6598	2.5000	04/20/50	1,045,607
305,456	Ginnie Mae II Pool MA6600	3.5000	04/20/50	284,045
258,654	Ginnie Mae II Pool MA6601	4.0000	04/20/50	247,280
234,192	Ginnie Mae II Pool MA6603	5.0000	04/20/50	235,488
1,059,707	Ginnie Mae II Pool MA7255	2.5000	03/20/51	925,161
779,713	Ginnie Mae II Pool MA7418	2.5000	06/20/51	679,502
1,315,180	Ginnie Mae II Pool MA7419	3.0000	06/20/51	1,180,114
1,175,573	Ginnie Mae II Pool MA7472	2.5000	07/20/51	1,023,915
1,396,887	Ginnie Mae II Pool CE1974	3.0000	08/20/51	1,262,800
1,164,152	Ginnie Mae II Pool CE1990	2.5000	09/20/51	1,003,735
1,370,586	Ginnie Mae II Pool MA7705	2.5000	11/20/51	1,191,213
1,112,613	Ginnie Mae II Pool MA7768	3.0000	12/20/51	996,869
1,124,892	Ginnie Mae II Pool MA7829	3.5000	01/20/52	1,036,193
1,117,212	Ginnie Mae II Pool MA7939	4.0000	03/20/52	1,059,656
1,219,172	Ginnie Mae II Pool MA7987	2.5000	04/20/52	1,059,286
1,193,927	Ginnie Mae II Pool MA8098	3.0000	06/20/52	1,066,027
1,146,860	Ginnie Mae II Pool MA8268	4.5000	09/20/52	1,114,957
	TOTAL AGENCY FIXED RATE (Cost $36,922,098)			32,603,263

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 72.2% (Continued)
	U.S. TREASURY NOTES — 43.2%
7,920,000	United States Treasury Note	2.2500	11/15/24	$ 7,612,481
8,355,000	United States Treasury Note	2.0000	08/15/25	7,897,434
8,525,000	United States Treasury Note	0.6250	07/31/26	7,542,627
10,205,000	United States Treasury Note	1.2500	09/30/28	8,785,069
9,135,000	United States Treasury Note	1.2500	08/15/31	7,434,677
9,790,000	United States Treasury Note	1.7500	08/15/41	6,754,144
3,625,000	United States Treasury Note	2.0000	08/15/51	2,398,306
	TOTAL U.S. TREASURY NOTES (Cost $55,670,120)			48,424,738
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $92,592,218)			81,028,001

Shares
	SHORT-TERM INVESTMENTS — 3.5%
	MONEY MARKET FUNDS - 3.5%
3,950,800	Fidelity Government Portfolio, Class I, 4.06% (Cost $3,950,800)(b)			3,950,800

	TOTAL INVESTMENTS - 99.5% (Cost $125,403,681)			$ 111,592,307
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%			541,511
	NET ASSETS - 100.0%			$ 112,133,818

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022 the total market value of 144A securities is $2,171,803 or 1.9% of net assets.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2022.

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares				Fair Value
	PREFERRED STOCKS — 0.0%(a)
	INDUSTRIAL SUPPORT SERVICES — 0.0%(a)
219	WESCO International, Inc. - Series A, 10.625% (Cost $5,795)			$ 5,742

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 91.9%
	ASSET MANAGEMENT — 1.5%
100,000	AG TTMT Escrow Issuer, LLC(b)	8.6250	09/30/27	100,625
250,000	Icahn Enterprises, L.P. / Icahn Enterprises	4.7500	09/15/24	240,223
1,000,000	Icahn Enterprises, L.P. / Icahn Enterprises	6.2500	05/15/26	963,191
1,000,000	Icahn Enterprises, L.P. / Icahn Enterprises	4.3750	02/01/29	847,095
				2,151,134
	AUTOMOTIVE — 3.1%
2,000,000	Adient Global Holdings Ltd.(b)	4.8750	08/15/26	1,864,880
522,000	Clarios Global, L.P. / Clarios US Finance Company(b)	6.2500	05/15/26	510,823
1,000,000	Clarios Global, L.P. / Clarios US Finance Company(b)	8.5000	05/15/27	982,025
1,500,000	Goodyear Tire & Rubber Company (The)	5.6250	04/30/33	1,226,953
				4,584,681
	BIOTECH & PHARMA — 2.0%
750,000	Bausch Health Companies, Inc.(b)	6.1250	02/01/27	518,048
250,000	Bausch Health Companies, Inc.(b)	5.0000	01/30/28	120,394
750,000	Bausch Health Companies, Inc.(b)	4.8750	06/01/28	478,434
125,000	Bausch Health Companies, Inc.(b)	5.0000	02/15/29	60,073
1,500,000	Bausch Health Companies, Inc.(b)	5.2500	01/30/30	722,454
50,000	Bausch Health Companies, Inc.(b)	5.2500	02/15/31	24,069
1,500,000	Emergent BioSolutions, Inc.(b)	3.8750	08/15/28	748,042
250,000	Jazz Securities DAC(b)	4.3750	01/15/29	223,269
				2,894,783
	CHEMICALS — 7.1%
1,250,000	Avient Corporation(b)	7.1250	08/01/30	1,223,574
2,000,000	Axalta Coating Systems LLC(b)	3.3750	02/15/29	1,652,740
3,000,000	Chemours Company (The)(b)	4.6250	11/15/29	2,456,400

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 91.9% (Continued)
	CHEMICALS — 7.1% (Continued)
1,500,000	Diamond BC BV(b)	4.6250	10/01/29	$ 1,205,700
1,500,000	Koppers, Inc.(b)	6.0000	02/15/25	1,427,370
1,000,000	Olin Corporation	5.6250	08/01/29	951,775
2,000,000	Polar US Borrower, LLC / Schenectady International(b)	6.7500	05/15/26	744,550
1,000,000	WR Grace Holdings, LLC(b)	5.6250	08/15/29	809,770
				10,471,879
	COMMERCIAL SUPPORT SERVICES — 8.0%
2,125,000	Allied Universal Holdco, LLC / Allied Universal(b)	4.6250	06/01/28	1,759,075
125,000	Atlas LuxCompany 4 S.A.RL / Allied Universal(b)	4.6250	06/01/28	101,505
2,000,000	Covanta Holding Corporation	5.0000	09/01/30	1,619,426
1,125,000	Covert Mergeco, Inc.(b)	4.8750	12/01/29	923,141
2,550,000	GFL Environmental Inc(b)	4.0000	08/01/28	2,183,603
50,000	GFL Environmental, Inc.(b)	4.7500	06/15/29	43,826
250,000	GFL Environmental, Inc.(b)	4.3750	08/15/29	212,181
2,255,000	Harsco Corporation(b)	5.7500	07/31/27	1,784,036
500,000	Sotheby's/Bidfair Holdings, Inc.(b)	5.8750	06/01/29	420,500
3,200,000	Waste Pro USA, Inc.(b)	5.5000	02/15/26	2,833,152
				11,880,445
	CONSTRUCTION MATERIALS — 0.3%
250,000	Cemex S.A.B. de C.V.(b)	5.2000	09/17/30	232,912
250,000	Cemex S.A.B. de C.V.(b)	3.8750	07/11/31	212,379
				445,291
	CONSUMER SERVICES — 1.9%
2,000,000	PROG Holdings, Inc.(b)	6.0000	11/15/29	1,611,960
1,500,000	Rent-A-Center, Inc.(b)	6.3750	02/15/29	1,215,372
				2,827,332
	CONTAINERS & PACKAGING — 6.1%
625,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh(b)	6.0000	06/15/27	612,721
500,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh(b)	4.0000	09/01/29	397,212
1,750,000	Canpack S.A. / Canpack US, LLC(b)	3.8750	11/15/29	1,381,137
1,000,000	Graham Packaging Company, Inc.(b)	7.1250	08/15/28	835,856
750,000	Graphic Packaging International, LLC(b)	3.7500	02/01/30	638,962
1,250,000	LABL, Inc.(b)	5.8750	11/01/28	1,091,431
750,000	LABL, Inc.(b)	8.2500	11/01/29	598,966

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 91.9% (Continued)
	CONTAINERS & PACKAGING — 6.1% (Continued)
2,750,000	Pactiv Evergreen Group Issuer, LLC / Pactiv(b)		4.3750	10/15/28	$ 2,460,357
1,250,000	TriMas Corporation(b)		4.1250	04/15/29	1,093,263
					9,109,905
	ELECTRIC UTILITIES — 0.8%
1,000,000	Vistra Corporation(b),(c)	H15T5Y + 5.740%	7.0000	06/15/70	911,378
250,000	Vistra Operations Company, LLC(b)		4.3750	05/01/29	216,199
					1,127,577
	ELECTRICAL EQUIPMENT — 0.6%
500,000	BWX Technologies, Inc.(b)		4.1250	06/30/28	451,013
500,000	BWX Technologies, Inc.(b)		4.1250	04/15/29	438,321
					889,334
	ENGINEERING & CONSTRUCTION — 1.3%
2,194,000	Dycom Industries, Inc.(b)		4.5000	04/15/29	1,912,816

	FOOD — 1.4%
2,100,000	Darling Ingredients, Inc.(b)		6.0000	06/15/30	2,055,585

	FORESTRY, PAPER & WOOD PRODUCTS — 1.0%
1,750,000	Mercer International, Inc.		5.1250	02/01/29	1,465,590

	GAS & WATER UTILITIES — 0.6%
1,000,000	Suburban Propane Partners, L.P./Suburban Energy		5.8750	03/01/27	956,706

	HEALTH CARE FACILITIES & SERVICES — 3.5%
1,391,000	Ardent Health Services, Inc.(b)		5.7500	07/15/29	1,092,560
500,000	Catalent Pharma Solutions, Inc.(b)		3.1250	02/15/29	398,750
1,500,000	HCA, Inc.		3.5000	07/15/51	975,736
750,000	Legacy LifePoint Health, LLC(b)		4.3750	02/15/27	635,550
250,000	LifePoint Health, Inc.(b)		5.3750	01/15/29	141,610
500,000	MEDNAX, Inc.(b)		5.3750	02/15/30	435,207
100,000	Option Care Health, Inc.(b)		4.3750	10/31/29	87,599
125,000	Owens & Minor, Inc.(b)		6.6250	04/01/30	107,588
1,000,000	Tenet Healthcare Corporation(b)		6.1250	10/01/28	897,430
500,000	Tenet Healthcare Corporation(b)		4.3750	01/15/30	433,660

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 91.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 3.5% (Continued)			$ 5,205,690

	HOME & OFFICE PRODUCTS — 0.5%
500,000	Scotts Miracle-Gro Company (The)	4.0000	04/01/31	382,706
500,000	Scotts Miracle-Gro Company (The)	4.3750	02/01/32	377,585
				760,291
	HOME CONSTRUCTION — 5.4%
500,000	Ashton Woods USA, LLC / Ashton Woods Finance(b)	6.6250	01/15/28	442,310
500,000	Ashton Woods USA, LLC / Ashton Woods Finance(b)	4.6250	08/01/29	401,150
500,000	Ashton Woods USA, LLC / Ashton Woods Finance(b)	4.6250	04/01/30	401,711
3,542,000	Interface Inc(b)	5.5000	12/01/28	2,929,364
1,500,000	PGT Innovations, Inc.(b)	4.3750	10/01/29	1,257,776
1,500,000	STL Holding Company, LLC(b)	7.5000	02/15/26	1,301,250
1,000,000	Toll Brothers Finance Corporation	4.3500	02/15/28	915,257
500,000	Weekley Homes, LLC / Weekley Finance Corporation(b)	4.8750	09/15/28	421,020
				8,069,838
	HOUSEHOLD PRODUCTS — 0.0%(a)
50,000	Energizer Holdings, Inc.(b)	6.5000	12/31/27	47,647

	INDUSTRIAL INTERMEDIATE PROD — 0.1%
125,000	Roller Bearing Company of America, Inc.(b)	4.3750	10/15/29	108,244

	INDUSTRIAL SUPPORT SERVICES — 1.3%
1,000,000	Ashtead Capital, Inc.(b)	4.3750	08/15/27	941,399
1,000,000	Ashtead Capital, Inc.(b)	2.4500	08/12/31	774,918
250,000	BCPE Empire Holdings, Inc.(b)	7.6250	05/01/27	224,508
				1,940,825
	INSTITUTIONAL FINANCIAL SERVICES — 1.0%
1,750,000	LPL Holdings, Inc.(b)	4.0000	03/15/29	1,525,038

	LEISURE FACILITIES & SERVICES — 0.3%
500,000	Papa John's International, Inc.(b)	3.8750	09/15/29	418,138

	LEISURE PRODUCTS — 0.5%
1,000,000	Vista Outdoor, Inc.(b)	4.5000	03/15/29	735,540

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 91.9% (Continued)
	MACHINERY — 0.3%
250,000	Madison IAQ, LLC(b)		4.1250	06/30/28	$ 205,318
250,000	Redwood Star Merger Sub, Inc.(b)		8.7500	04/01/30	197,490
					402,808
	MEDICAL EQUIPMENT & DEVICES — 0.5%
500,000	Mozart Debt Merger Sub, Inc.(b)		3.8750	04/01/29	403,332
500,000	Mozart Debt Merger Sub, Inc.(b)		5.2500	10/01/29	398,028
					801,360
	METALS & MINING — 1.3%
1,000,000	Compass Minerals International, Inc.(b)		6.7500	12/01/27	961,550
1,250,000	Kaiser Aluminum Corporation(b)		4.5000	06/01/31	1,006,313
					1,967,863
	OIL & GAS PRODUCERS — 8.8%
1,500,000	Colgate Energy Partners III, LLC(b)		5.8750	07/01/29	1,290,241
3,072,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(b)		5.5000	06/15/31	2,689,167
250,000	Crestwood Midstream Partners, L.P. / Crestwood		5.7500	04/01/25	243,630
1,500,000	Crestwood Midstream Partners, L.P. / Crestwood(b)		5.6250	05/01/27	1,397,580
500,000	DCP Midstream Operating, L.P.(b),(c)	ICE LIBOR USD 3 Month + 3.850%	5.8500	05/21/43	488,975
250,000	DT Midstream, Inc.(b)		4.1250	06/15/29	215,259
750,000	DT Midstream, Inc.(b)		4.3750	06/15/31	630,188
100,000	Earthstone Energy Holdings, LLC(b)		8.0000	04/15/27	95,632
500,000	Genesis Energy, L.P. / Genesis Energy Finance		7.7500	02/01/28	461,030
1,000,000	Global Partners, L.P. / GLP Finance Corporation		7.0000	08/01/27	951,207
1,000,000	ITT Holdings, LLC(b)		6.5000	08/01/29	844,015
2,000,000	Kinetik Holdings, L.P.(b)		5.8750	06/15/30	1,878,266
1,500,000	NuStar Logistics, L.P. B		5.6250	04/28/27	1,405,026
275,000	PBF Holding Company, LLC / PBF Finance Corporation		7.2500	06/15/25	272,214
185,000	PBF Holding Company, LLC / PBF Finance Corporation		6.0000	02/15/28	165,339
					13,027,769
	PUBLISHING & BROADCASTING — 1.1%
500,000	Gray Escrow II, Inc.(b)		5.3750	11/15/31	361,218
1,750,000	Gray Television, Inc.(b)		4.7500	10/15/30	1,245,361

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 91.9% (Continued)
	PUBLISHING & BROADCASTING — 1.1% (Continued)				$ 1,606,579

	REAL ESTATE INVESTMENT TRUSTS — 3.0%
1,500,000	Diversified Healthcare Trust		9.7500	06/15/25	1,439,572
1,500,000	iStar, Inc.		5.5000	02/15/26	1,498,726
1,250,000	Service Properties Trust		7.5000	09/15/25	1,192,719
500,000	Service Properties Trust		5.5000	12/15/27	431,206
					4,562,223
	REAL ESTATE OWNERS & DEVELOPERS — 2.1%
3,749,000	Howard Hughes Corporation (The)(b)		4.3750	02/01/31	3,038,616

	RETAIL - CONSUMER STAPLES — 0.1%
100,000	Ingles Markets, Inc.(b)		4.0000	06/15/31	84,232

	RETAIL - DISCRETIONARY — 4.5%
2,050,000	Beacon Roofing Supply, Inc.(b)		4.1250	05/15/29	1,706,145
1,372,000	Ken Garff Automotive, LLC(b)		4.8750	09/15/28	1,149,953
1,250,000	Lithia Motors, Inc.(b)		3.8750	06/01/29	1,029,444
500,000	Lithia Motors, Inc.(b)		4.3750	01/15/31	407,690
1,000,000	PetSmart, Inc. / PetSmart Finance Corporation(b)		7.7500	02/15/29	941,068
1,800,000	Sonic Automotive, Inc.(b)		4.8750	11/15/31	1,417,526
					6,651,826
	SOFTWARE — 0.6%
1,000,000	Crowdstrike Holdings, Inc.		3.0000	02/15/29	845,546

	SPECIALTY FINANCE — 12.2%
500,000	AerCap Global Aviation Trust(b),(c)	ICE LIBOR USD 3 Month + 4.300%	6.5000	06/15/45	475,280
3,000,000	Air Lease Corporation(c)	H15T5Y + 4.076%	4.6500	06/15/70	2,514,659
1,000,000	Bread Financial Holdings, Inc.(b)		7.0000	01/15/26	875,590
2,500,000	Burford Capital Global Finance, LLC(b)		6.2500	04/15/28	2,228,011
115,000	Freedom Mortgage Corporation(b)		8.1250	11/15/24	105,982
786,000	Freedom Mortgage Corporation(b)		8.2500	04/15/25	708,231
500,000	Freedom Mortgage Corporation(b)		7.6250	05/01/26	417,853
1,000,000	Freedom Mortgage Corporation(b)		6.6250	01/15/27	779,501

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 91.9% (Continued)
	SPECIALTY FINANCE — 12.2% (Continued)
2,955,000	ILFC E-Capital Trust I(b),(c)	T30Y + 1.550%	6.2880	12/21/65	$ 1,750,838
1,500,000	ILFC E-Capital Trust II(b),(c)	T30Y + 1.800%	6.5380	12/21/65	975,000
750,000	Ladder Capital Finance Holdings LLLP / Ladder(b)		4.2500	02/01/27	631,526
1,700,000	LFS Topco, LLC(b)		5.8750	10/15/26	1,373,960
500,000	Nationstar Mortgage Holdings, Inc. (b)		6.0000	01/15/27	448,290
1,250,000	Nationstar Mortgage Holdings, Inc.(b)		5.5000	08/15/28	1,021,295
1,250,000	Nationstar Mortgage Holdings, Inc.(b)		5.7500	11/15/31	973,500
3,000,000	New Residential Investment Corporation(b)		6.2500	10/15/25	2,696,638
125,000	PHH Mortgage Corporation(b)		7.8750	03/15/26	111,198
					18,087,352
	STEEL — 2.8%
1,500,000	ATI, Inc.		5.1250	10/01/31	1,328,174
500,000	Commercial Metals Company		4.3750	03/15/32	435,686
3,399,000	TMS International Corporation(b)		6.2500	04/15/29	2,439,479
					4,203,339
	TECHNOLOGY HARDWARE — 1.4%
300,000	Ciena Corporation(b)		4.0000	01/31/30	264,416
1,000,000	CommScope, Inc.(b)		8.2500	03/01/27	776,580
750,000	CommScope, Inc.(b)		7.1250	07/01/28	537,370
500,000	TTM Technologies, Inc.(b)		4.0000	03/01/29	429,495
					2,007,861
	TECHNOLOGY SERVICES — 2.3%
260,000	Fair Isaac Corporation(b)		4.0000	06/15/28	236,412
1,250,000	HealthEquity, Inc.(b)		4.5000	10/01/29	1,093,937
500,000	MSCI, Inc.(b)		3.6250	11/01/31	414,213
2,250,000	MSCI, Inc.(b)		3.2500	08/15/33	1,740,832
					3,485,394
	TRANSPORTATION & LOGISTICS — 0.7%
1,250,000	First Student Bidco, Inc. / First Transit Parent,(b)		4.0000	07/31/29	1,035,715

	TRANSPORTATION EQUIPMENT — 0.4%
500,000	Trinity Industries, Inc.		4.5500	10/01/24	486,030
125,000	Wabash National Corporation(b)		4.5000	10/15/28	106,560
					592,590

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 91.9% (Continued)
	WHOLESALE - CONSUMER STAPLES — 1.5%
2,000,000	United Natural Foods, Inc.(b)	6.7500	10/15/28	$ 1,924,860
295,000	US Foods, Inc.(b)	4.6250	06/01/30	260,157
				2,185,017
	TOTAL CORPORATE BONDS (Cost $158,423,818)			136,170,399

Shares
	SHORT-TERM INVESTMENTS — 6.7%
	MONEY MARKET FUNDS - 6.7%
9,936,335	Fidelity Government Portfolio, Class I, 4.06% (Cost $9,936,335)(d)			9,936,335

	TOTAL INVESTMENTS - 98.6% (Cost $168,365,948)			$ 146,112,476
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.4%			2,092,686
	NET ASSETS - 100.0%			$ 148,205,162

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
ICE LIBOR USD 3 Month	ICE LIBOR USD 3 Month
T30Y	30 Year Treasury

(a)	Percentage rounds to less than 0.1%.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022 the total market value of 144A securities is 111,577,392 or 75.3% of net assets.
(c)	Variable rate security; the rate shown represents the rate on December 31, 2022.
(d)	Rate disclosed is the seven day effective yield as of December 31, 2022.

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	CLOSED END FUNDS — 5.9%
	COMMODITY - 5.9%
579,000	Sprott Physical Silver Trust (Cost $5,163,934) (a)	$ 4,770,960

	COMMON STOCKS — 41.7%
	CHEMICALS - 2.2%
2,778	CF Industries Holdings, Inc.	236,686
3,382	Chemours Company (The)	103,557
1,853	FMC Corporation	231,254
6,014	ICL Group Ltd.	43,962
10,002	K+S A.G.	196,795
3,495	Mosaic Company (The)	153,326
5,109	Nutrien Ltd.	373,110
2,879	OCI N.V.	103,026
1,463	Sasol Ltd. - ADR	22,984
1,687	Sociedad Quimica y Minera de Chile S.A. - ADR	134,690
3,555	Yara International ASA	156,261
		1,755,651
	DATA CENTER REIT - 0.6%
5,050	Digital Realty Trust, Inc.	506,364

	DIVERSIFIED INDUSTRIALS - 0.0%(b)
638	Pentair PLC	28,697

	ELECTRIC UTILITIES - 0.1%
865	Neoen S.A.	34,835
503	Ormat Technologies, Inc.	43,500
		78,335
	FOOD - 1.4%
2,563	Adecoagro S.A.	21,247
428	Bakkafrost P/F	26,913
870	Beyond Meat, Inc.(a)	10,710
545	Cal-Maine Foods, Inc.	29,675

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 41.7% (Continued)
	FOOD - 1.4% (Continued)
1,977	Darling Ingredients, Inc.(a)	$ 123,740
1,100	Ezaki Glico Company Ltd.	30,337
3,940	Hormel Foods Corporation	179,468
884	Ingredion, Inc.	86,570
2,700	MEIJI Holdings Company Ltd.	138,640
2,300	Morinaga Milk Industry Company Ltd.	87,524
6,365	Mowi ASA	108,635
1,100	NH Foods Ltd.	30,797
4,700	Nissui Corporation	19,658
1,279	Pilgrim's Pride Corporation(a)	30,351
841	Salmar ASA	33,034
5,100	Saputo, Inc.	126,262
		1,083,561
	FORESTRY, PAPER & WOOD PRODUCTS - 0.2%
2,400	Canfor Corporation(a)	37,774
2,600	Interfor Corporation(a)	40,326
3,200	Sumitomo Forestry Company Ltd.	56,876
		134,976
	GAS & WATER UTILITIES - 0.5%
403	American States Water Company	37,298
181	American Water Works Company, Inc.	27,588
1,254	California Water Service Group	76,043
8,014	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	85,429
598	Essential Utilities, Inc.	28,543
1,154	Severn Trent PLC	36,982
6,590	United Utilities Group PLC	78,978
1,998	Veolia Environnement S.A.	51,346
		422,207
	HEALTH CARE FACILITIES & SERVICES - 0.2%
48,754	Brookdale Senior Living, Inc.(a)	133,098

	INDUSTRIAL REIT - 0.6%
3,400	EastGroup Properties, Inc.	503,404

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 41.7% (Continued)
	MACHINERY - 1.8%
1,310	AGCO Corporation	$ 181,684
11,595	CNH Industrial N.V.	186,216
1,426	Deere & Company	611,411
1,340	Evoqua Water Technologies Corporation(a)	53,064
16,900	Kubota Corporation	233,941
2,700	Kurita Water Industries Ltd.	112,311
840	Weir Group PLC (The)	16,948
		1,395,575
	METALS & MINING - 5.7%
915	Agnico Eagle Mines Ltd.	47,571
2,934	Agnico Eagle Mines Ltd.	152,470
692	Alamos Gold, Inc., Class A	6,996
3,073	Alcoa Corporation	139,729
2,553	Anglo American PLC	99,886
7,567	AngloGold Ashanti Ltd. - ADR	146,951
1,391	Antofagasta PLC	25,988
513	Aurubis A.G.	41,945
39,739	B2Gold Corporation	141,868
6,990	Barrick Gold Corporation	120,088
4,449	BHP Group Ltd. - ADR	276,060
2,352	Cameco Corporation	53,320
4,500	Capstone Copper Corporation(a)	16,419
3,247	Cia de Minas Buenaventura S.A.A - ADR	24,190
964	Cleveland-Cliffs, Inc.(a)	15,530
1,125	Compass Minerals International, Inc.	46,125
7,100	Endeavour Mining PLC	151,969
180	Eramet S.A.	16,161
807	First Majestic Silver Corporation	6,730
5,300	First Quantum Minerals Ltd.	110,740
859	Franco-Nevada Corporation	117,236
8,804	Freeport-McMoRan, Inc.	334,553
22,264	Glencore PLC	148,674
22,314	Gold Fields Ltd. - ADR	230,950
1,842	Hecla Mining Company	10,242

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 41.7% (Continued)
	METALS & MINING - 5.7% (Continued)
5,000	Hudbay Minerals, Inc.	$ 25,259
2,500	Ivanhoe Mines Ltd.(a)	19,757
33,591	Kinross Gold Corporation	137,387
1,334	Lithium Americas Corporation(a)	25,279
22	Livent Corporation(a)	437
20,800	Lundin Mining Corporation	127,662
4,500	Mitsubishi Materials Corporation	71,445
2,026	MP Materials Corporation(a)	49,191
6,095	Newmont Corporation	287,685
9,396	Norsk Hydro ASA	70,324
538	Pan American Silver Corporation	8,791
4,063	Rio Tinto PLC - ADR	289,286
188	Royal Gold, Inc.	21,191
8,669	Sandstorm Gold Ltd.	45,599
34	Sibanye Stillwater Ltd. - ADR	362
2,337	Southern Copper Corporation	141,131
10,239	SSR Mining, Inc.	160,446
800	Sumitomo Metal Mining Company Ltd.	28,468
6,643	Teck Resources Ltd., Class B	251,061
15,410	Vale S.A. - ADR	261,508
4,166	Wheaton Precious Metals Corporation	162,808
8,737	Yamana Gold, Inc.	48,490
		4,715,958
	OIL & GAS PRODUCERS - 6.0%
5,196	Aker BP ASA	161,295
2,677	APA Corporation	124,962
8,400	ARC Resources Ltd.	113,224
18,200	Baytex Energy Corporation(a)	81,728
2,357	Callon Petroleum Company(a)	87,421
1,665	Canadian Natural Resources Ltd.	92,457
5,100	Cenovus Energy, Inc.	98,953
1,338	Civitas Resources, Inc.	77,510
1,701	CNX Resources Corporation(a)	28,645
2,396	ConocoPhillips	282,729

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 41.7% (Continued)
	OIL & GAS PRODUCERS - 6.0% (Continued)
1,888	Coterra Energy, Inc.	$ 46,388
21,800	Crescent Point Energy Corporation	155,536
3,063	Devon Energy Corporation	188,405
1,189	Diamondback Energy, Inc.	162,631
3,518	Enerplus Corporation	62,093
1,525	Eni SpA - ADR	43,707
1,611	EOG Resources, Inc.	208,657
127	EQT Corporation	4,296
5,173	Equinor ASA - ADR	185,245
42	Hess Corporation	5,956
300	Imperial Oil Ltd.	14,613
24,000	Inpex Corporation	255,247
5,174	Kosmos Energy Ltd.(a)	32,907
1,380	Magnolia Oil & Gas Corporation, CLASS A	32,361
6,233	Marathon Oil Corporation	168,727
1,615	Matador Resources Company	92,443
2,800	MEG Energy Corporation(a)	38,982
1,677	Murphy Oil Corporation	72,128
1,901	Occidental Petroleum Corporation	119,744
650	Ovintiv, Inc.	32,962
2,800	Parex Resources, Inc.	41,671
1,975	PDC Energy, Inc.	125,373
13,405	Petroleo Brasileiro S.A. - ADR	142,763
1,256	Pioneer Natural Resources Company	286,859
2,900	PrairieSky Royalty Ltd.	46,479
1,670	Range Resources Corporation	41,783
3,139	SM Energy Company	109,331
9,131	Southwestern Energy Company(a)	53,416
7,200	Suncor Energy, Inc.	228,398
6,930	TotalEnergies S.E.	435,213
3,100	Tourmaline Oil Corporation	156,425
7,100	Vermilion Energy, Inc.	125,697
200	Whitecap Resources, Inc.	1,586
		4,866,946

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 41.7% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.1%
3,881	Baker Hughes Company	$ 114,606
2,561	ChampionX Corporation	74,243
3,524	Halliburton Company	138,670
770	Helmerich & Payne, Inc.	38,169
7,939	Liberty Oilfield Services, Inc., Class A (a)	127,103
1,425	NOV, Inc.	29,768
3,391	Patterson-UTI Energy, Inc.	57,104
4,683	Schlumberger Ltd	250,354
18,096	Transocean Ltd.(a)	82,518
		912,535
	REAL ESTATE INVESTMENT TRUSTS – 19.0%
25,000	Alexander & Baldwin, Inc.	468,250
3,000	American Assets Trust, Inc.	79,500
22,000	American Homes 4 Rent, Class A	663,080
3,150	American Tower Corporation	667,359
17,600	Americold Realty Trust, Inc.	498,256
8,000	Armada Hoffler Properties, Inc.	92,000
6,000	AvalonBay Communities, Inc.	969,120
5,950	Camden Property Trust	665,686
10,100	Crown Castle, Inc.	1,369,964
19,000	CTO Realty Growth, Inc.	347,320
1,150	Equinix, Inc.	753,285
21,300	InvenTrust Properties Corporation	504,171
28,000	Invitation Homes, Inc.	829,920
4,800	Life Storage, Inc.	472,800
19,000	Plymouth Industrial REIT, Inc.	364,420
930	PotlatchDeltic Corporation	40,911
12,525	Prologis, Inc.	1,411,942
2,900	Public Storage	812,551
2,865	Rayonier, Inc.	94,430
3,500	SBA Communications Corporation, A	981,085
38,000	SITE Centers Corporation	519,080
4,700	Sun Communities, Inc.	672,100
22,000	Ventas, Inc.	991,100

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 41.7% (Continued)
	REAL ESTATE INVESTMENT TRUSTS – 19.0% (Continued)
14,500	Welltower, Inc.	$ 950,475
5,069	Weyerhaeuser Company	157,139
		15,375,944
	RENEWABLE ENERGY - 0.7%
155	Array Technologies, Inc.(a)	2,996
2,006	Atlantica Sustainable Infrastructure PLC	51,955
2,867	Daqo New Energy Corporation - ADR(a)	110,695
508	Enphase Energy, Inc.(a)	134,600
1,043	First Solar, Inc.(a)	156,231
1,733	Green Plains, Inc.(a)	52,857
183	SolarEdge Technologies, Inc.(a)	51,838
		561,172
	RESIDENTIAL REIT - 0.6%
7,875	Equity Residential	464,625

	STEEL - 0.8%
873	ArcelorMittal S.A. - ADR	22,890
1,303	ATI, Inc.(a)	38,908
21,328	Cia Siderurgica Nacional S.A. - ADR	58,866
1,309	Gerdau S.A. - ADR	7,252
2,200	JFE Holdings, Inc.	25,744
4,900	Nippon Steel Corporation	85,561
2,000	OSAKA Titanium Technologies Company Ltd.	59,119
473	Reliance Steel & Aluminum Company	95,754
346	Steel Dynamics, Inc.	33,804
1,300	Stelco Holdings, Inc.	42,525
1,624	Ternium S.A. - ADR	49,629
4,041	United States Steel Corporation	101,227
		621,279
	WHOLESALE - CONSUMER STAPLES - 0.2%
1,115	Andersons, Inc. (The)	39,014

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares				Fair Value
	COMMON STOCKS — 41.7% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.2% (Continued)
1,456	Bunge Ltd.			$ 145,265
				184,279

	TOTAL COMMON STOCKS (Cost $34,032,717)			33,744,606

	EXCHANGE-TRADED FUNDS — 2.1%
	SPECIALTY - 2.1%
92,000	Invesco DB US Dollar Index Bearish Fund (Cost $1,904,438) (a)			1,702,000

	PRECIOUS METALS - PHYSICAL HOLDING — 13.8%
	PRECIOUS METAL - 13.8%
6,143	GOLD BARS - XAU BGN CURNCY (Cost $7,240,876) (a)			11,205,958

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 22.0%
	U.S. TREASURY INFLATION PROTECTED — 22.0%
2,005,220	United States Treasury Inflation Indexed Bonds	0.6250	01/15/24	1,963,553
2,031,572	United States Treasury Inflation Indexed Bonds	2.3750	01/15/25	2,034,910
2,454,936	United States Treasury Inflation Indexed Bonds	2.0000	01/15/26	2,454,624
2,386,582	United States Treasury Inflation Indexed Bonds	2.3750	01/15/27	2,437,580
1,963,260	United States Treasury Inflation Indexed Bonds	0.5000	01/15/28	1,849,060
931,751	United States Treasury Inflation Indexed Bonds	1.7500	01/15/28	932,550
1,451,683	United States Treasury Inflation Indexed Bonds	0.8750	01/15/29	1,385,337
1,471,322	United States Treasury Inflation Indexed Bonds	2.5000	01/15/29	1,536,524
2,026,314	United States Treasury Inflation Indexed Bonds	0.1250	01/15/31	1,803,028
319,797	United States Treasury Inflation Indexed Bonds	2.1250	02/15/41	339,310
1,539,554	United States Treasury Inflation Indexed Bonds	0.1250	02/15/51	994,077
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $19,792,745)			17,730,553

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 14.4%
MONEY MARKET FUNDS - 14.4%
11,649,767	Fidelity Government Portfolio, Class I, 4.06% (Cost $11,649,767)(c)	$ 11,649,767

	TOTAL INVESTMENTS - 99.9% (Cost $79,784,477)	$ 80,803,844
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	107,084
	NET ASSETS - 100.0%	$ 80,910,928

ADR	- American Depositary Receipt
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2022.

TIMOTHY PLAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 57.3%
	EQUITY - 57.3%
117,306	Timothy Plan High Dividend Stock Enhanced ETF(a)	$ 2,752,257
328,756	Timothy Plan International ETF(a)	7,646,865
262,339	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	6,229,003
99,923	Timothy Plan US Small Cap Core ETF(a)	3,040,547
	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,191,542)	19,668,672

	OPEN END FUNDS — 40.8%
	EQUITY - 8.8%
285,899	Timothy Plan International Fund, Class A(a)	3,010,516

	FIXED INCOME - 22.9%
643,062	Timothy Plan Fixed Income Fund, Class A(a)	5,800,421
250,640	Timothy Plan High Yield Bond Fund, Class A(a)	2,067,776
		7,868,197
	MIXED ALLOCATION - 9.1%
245,036	Timothy Plan Defensive Strategies Fund, Class A(a)	3,136,457

	TOTAL OPEN END FUNDS (Cost $15,070,920)	14,015,170

	SHORT-TERM INVESTMENTS — 2.0%
	MONEY MARKET FUNDS - 2.0%
688,025	Fidelity Government Portfolio, Class I, 4.06% (Cost $688,025)(b)	688,025

TOTAL INVESTMENTS - 100.1% (Cost $35,950,487)	$ 34,371,867
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(36,108)
NET ASSETS - 100.0%	$ 34,335,759

ETF	- Exchange-Traded Fund

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2022.

TIMOTHY PLAN CONSERVATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 40.3%
	EQUITY - 40.3%
77,260	Timothy Plan High Dividend Stock Enhanced ETF(a)	$ 1,812,690
237,944	Timothy Plan International ETF(a)	5,534,577
280,086	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	6,650,390
96,705	Timothy Plan US Small Cap Core ETF(a)	2,942,627
	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,305,839)	16,940,284

	OPEN END FUNDS — 58.2%
	EQUITY - 6.2%
246,437	Timothy Plan International Fund, Class A(a)	2,594,985

	FIXED INCOME - 44.7%
1,773,933	Timothy Plan Fixed Income Fund, Class A(a)	16,000,878
340,448	Timothy Plan High Yield Bond Fund, Class A(a)	2,808,692
		18,809,570
	MIXED ALLOCATION - 7.3%
238,949	Timothy Plan Defensive Strategies Fund, Class A(a)	3,058,545

	TOTAL OPEN END FUNDS (Cost $26,860,127)	24,463,100

	SHORT-TERM INVESTMENTS — 1.6%
	MONEY MARKET FUNDS - 1.6%
691,271	Fidelity Government Portfolio, Class I, 4.06% (Cost $691,271)(b)	691,271

	TOTAL INVESTMENTS - 100.1% (Cost $44,857,237)	$ 42,094,655
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(34,398)
	NET ASSETS - 100.0%	$ 42,060,257

ETF	- Exchange-Traded Fund

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2022.

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 94.8%
	AEROSPACE & DEFENSE - 4.5%
18,501	Elbit Systems Ltd.	$ 3,034,904
113,000	Leonardo DRS, Inc.(a)	1,444,140
		4,479,044
	APPAREL & TEXTILE PRODUCTS - 2.6%
22,063	Delta Galil Industries Ltd.	924,259
18,700	Fox Wizel Ltd.	1,712,473
		2,636,732
	BANKING - 18.1%
106,300	Bank Hapoalim BM - ADR	4,511,372
518,000	Bank Leumi Le-Israel BM	4,317,894
63,300	First International Bank Of Israel Ltd.	2,502,332
602,000	Israel Discount Bank Ltd., Class A	3,163,916
112,000	Mizrahi Tefahot Bank Ltd.	3,628,008
		18,123,522
	BIOTECH & PHARMA - 1.0%
490,000	Enlight Renewable Energy Ltd.(a)	1,003,356

	CHEMICALS - 2.8%
386,902	ICL Group Ltd.	2,828,253

	CONSTRUCTION MATERIALS - 0.8%
213,000	Inrom Construction Industries Ltd.	809,306

	ELECTRIC UTILITIES - 3.1%
36,200	Ormat Technologies, Inc.	3,130,607

	FOOD - 1.3%
50,500	Strauss Group Ltd.	1,339,840

	HEALTH CARE FACILITIES & SERVICES - 2.2%
12,769	Danel Adir Yeoshua Ltd.	998,656
1,575,013	Novolog Ltd.	1,240,767
		2,239,423

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 94.8% (Continued)
	HOME & OFFICE PRODUCTS - 1.2%
116,585	Maytronics Ltd.	$ 1,160,479

	INSTITUTIONAL FINANCIAL SERVICES - 2.4%
400,194	Tel Aviv Stock Exchange Ltd.	2,390,101

	INSURANCE - 5.3%
184,000	Harel Insurance Investments & Financial Services	1,622,729
1,230,000	Migdal Insurance & Financial Holdings Ltd.(a)	1,402,736
220,400	Phoenix Holdings Ltd. (The)	2,350,550
		5,376,015
	LEISURE FACILITIES & SERVICES - 1.5%
18,300	Fattal Holdings 1998 Ltd.(a)	1,545,211

	MEDICAL EQUIPMENT & DEVICES - 1.5%
33,400	Inmode Ltd.(a)	1,192,380
4,700	Novocure Ltd.(a)	344,745
		1,537,125
	OIL & GAS PRODUCERS - 7.8%
92,968	Energean plc	1,471,134
102,000	Energean plc	1,627,962
5,600	Israel Corp Ltd. (The)	1,974,858
2,350,000	Oil Refineries Ltd.	822,721
7,000	Paz Oil Company Ltd.(a)	871,765
1,600,000	Ratio Oil Exploration 1992, L.P.	1,057,505
		7,825,945
	REAL ESTATE INVESTMENT TRUSTS - 1.4%
284,000	Reit 1 Ltd.	1,406,996

	REAL ESTATE OWNERS & DEVELOPERS - 11.8%
150,000	Alony Hetz Properties & Investments Ltd.	1,527,217
212,000	Amot Investments Ltd.	1,245,037
34,000	Azrieli Group Ltd.	2,258,802
160,000	Bayside Land Corporation	1,246,801
40,000	Elco Ltd.	2,047,665

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 94.8% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS - 11.8% (Continued)
175,000	Gazit-Globe Ltd.	$ 532,535
16,380	Melisron Ltd.	1,172,029
593,430	Mivne Real Estate KD Ltd.	1,890,227
		11,920,313
	RENEWABLE ENERGY - 1.4%
296,360	Energix-Renewable Energies Ltd.	933,868
1,600	SolarEdge Technologies, Inc.(a)	453,232
		1,387,100
	RETAIL - CONSUMER STAPLES - 2.8%
18,700	Rami Levy Chain Stores Hashikma Marketing 2006	1,308,288
210,000	Shufersal Ltd.	1,211,791
27,315	Victory Supermarket Chain Ltd.(a)	313,685
		2,833,764
	SEMICONDUCTORS - 5.6%
30,000	Nova Measuring Instruments Ltd.(a)	2,450,400
73,223	Tower Semiconductor Ltd.(a)	3,163,234
		5,613,634
	SOFTWARE - 10.5%
12,600	CyberArk Software Ltd.(a)	1,633,589
29,935	Hilan Ltd.	1,484,746
23,900	Nice Ltd. - ADR(a)	4,595,970
41,000	One Software Technologies Ltd.	570,423
45,300	Sapiens International Corp N.V.	837,144
34,200	Varonis Systems, Inc.(a)	818,748
21,500	Verint Systems, Inc.(a)	780,020
		10,720,640
	TECHNOLOGY HARDWARE - 0.8%
25,800	AudioCodes Ltd.	461,562
13,000	Kornit Digital Ltd.(a)	298,610
		760,172
	TECHNOLOGY SERVICES - 2.3%
72,783	Magic Software Enterprises Ltd.	1,153,611
56,210	Matrix IT Ltd.	1,177,209
		2,330,820

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 94.8% (Continued)
	TELECOMMUNICATIONS - 0.6%
46,000	Cellcom Israel Ltd.(a)	$ 241,499
44,000	Partner Communications Company Ltd.(a)	318,970
		560,469
	WHOLESALE - DISCRETIONARY - 1.5%
15,300	Tadiran Holdings Ltd.	1,534,264

	TOTAL COMMON STOCKS (Cost $59,826,142)	95,493,131

	SHORT-TERM INVESTMENTS — 5.2%
	MONEY MARKET FUNDS - 5.2%
5,193,272	Fidelity Government Portfolio, Class I, 4.06% (Cost $5,193,272)(b)	5,193,272

	TOTAL INVESTMENTS - 100.0% (Cost $65,019,414)	$ 100,686,403
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%	(45,043)
	NET ASSETS - 100.0%	$ 100,641,360

ADR	- American Depositary Receipt
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2022.

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Diversification of Assets
Country	% of Net Assets
Israel	85.3%
United States	6.1%
United Kingdom	3.1%
Jersey	0.3%
Total	94.8%
Money Market Funds	5.2%
Other Assets Less Liabilities - Net	0.0%
Grand Total	100.0%

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 49.5%
	EQUITY - 49.5%
295,000	Timothy Plan High Dividend Stock Enhanced ETF(a)			$ 6,921,348
76,500	Timothy Plan High Dividend Stock ETF(a)			2,381,690
	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,315,652)			9,303,038

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 6.7%
	CHEMICALS — 0.7%
59,000	LYB International Finance BV	4.0000	07/15/23	58,558
85,000	Nutrien Ltd.	4.0000	12/15/26	81,834
				140,392
	ELECTRIC UTILITIES — 0.8%
110,000	American Electric Power Company, Inc.	3.2000	11/13/27	101,210
45,000	National Rural Utilities Cooperative Finance	2.9500	02/07/24	43,985
22,000	WEC Energy Group, Inc.	3.5500	06/15/25	21,100
				166,295
	GAS & WATER UTILITIES — 0.6%
110,000	NiSource, Inc.	3.4900	05/15/27	103,751

	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
55,000	Cboe Global Markets, Inc.	3.6500	01/12/27	52,592

	OIL & GAS PRODUCERS — 2.2%
85,000	Columbia Pipeline Group, Inc.	4.5000	06/01/25	83,755
200,000	Energy Transfer Operating, L.P.	5.2500	04/15/29	193,982
115,000	Phillips 66 Company(b)	3.6050	02/15/25	111,405
				389,142
	REAL ESTATE INVESTMENT TRUSTS — 0.9%
75,000	Digital Realty Trust, L.P.	3.7000	08/15/27	69,730
120,000	Healthpeak Properties, Inc.	3.5000	07/15/29	107,156
				176,886
	RETAIL - CONSUMER STAPLES — 0.4%
80,000	Dollar General Corporation	4.1250	05/01/28	76,317

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 6.7% (Continued)
	TRANSPORTATION & LOGISTICS — 0.8%
55,000	Canadian Pacific Railway Company	2.9000	02/01/25	$ 52,583
110,000	CSX Corporation	3.2500	06/01/27	102,910
				155,493
	TOTAL CORPORATE BONDS (Cost $1,350,225)			1,260,868

	NON U.S. GOVERNMENT & AGENCIES — 0.6%
	LOCAL AUTHORITY — 0.6%
120,000	Province of Ontario Canada (Cost $120,835)	2.5000	04/27/26	112,597

	U.S. GOVERNMENT & AGENCIES — 42.3%
	AGENCY FIXED RATE — 10.8%
56,977	Fannie Mae Pool FM5537	2.0000	01/01/36	50,885
40,016	Fannie Mae Pool MA4316	2.5000	04/01/36	36,858
63,885	Fannie Mae Pool MA4333	2.0000	05/01/41	54,501
22,389	Fannie Mae Pool MA4475	2.5000	10/01/41	19,667
66,669	Fannie Mae Pool MA4617	3.0000	04/01/42	59,648
52,241	Fannie Mae Pool FM4053	2.5000	08/01/50	44,830
55,626	Fannie Mae Pool CA8897	3.0000	02/01/51	49,350
8,479	Fannie Mae Pool MA4258	3.5000	02/01/51	7,764
21,528	Fannie Mae Pool FM6550	2.0000	03/01/51	17,721
42,110	Fannie Mae Pool CB0855	3.0000	06/01/51	37,032
73,115	Fannie Mae Pool FS1807	3.5000	07/01/51	67,197
74,843	Fannie Mae Pool FS1704	4.0000	05/01/52	70,900
15,000	Fannie Mae Pool FS3392	4.0000	09/01/52	14,092
53,403	Ginnie Mae I Pool 723248	5.0000	10/15/39	54,521
55,915	Ginnie Mae I Pool 783403	3.5000	09/15/41	52,664
47,215	Ginnie Mae II Pool MA3376	3.5000	01/20/46	44,172

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 42.3% (Continued)
	AGENCY FIXED RATE — 10.8% (Continued)
35,311	Ginnie Mae II Pool MA3596	3.0000	04/20/46	$ 32,154
30,366	Ginnie Mae II Pool MA3663	3.5000	05/20/46	28,391
39,363	Ginnie Mae II Pool MA3736	3.5000	06/20/46	36,782
13,427	Ginnie Mae II Pool MA4509	3.0000	06/20/47	12,116
37,467	Ginnie Mae II Pool MA4652	3.5000	08/20/47	34,971
35,438	Ginnie Mae II Pool MA4719	3.5000	09/20/47	33,229
26,297	Ginnie Mae II Pool MA6092	4.5000	08/20/49	25,681
20,314	Ginnie Mae II Pool MA6156	4.5000	09/20/49	19,901
45,907	Ginnie Mae II Pool BN2662	3.0000	10/20/49	41,011
21,827	Ginnie Mae II Pool MA6221	4.5000	10/20/49	21,328
19,679	Ginnie Mae II Pool MA6478	5.0000	02/20/50	19,785
24,093	Ginnie Mae II Pool MA6544	4.5000	03/20/50	23,685
15,386	Ginnie Mae II Pool MA6545	5.0000	03/20/50	15,505
105,702	Ginnie Mae II Pool MA6598	2.5000	04/20/50	92,430
23,725	Ginnie Mae II Pool MA6600	3.5000	04/20/50	22,039
21,554	Ginnie Mae II Pool MA6601	4.0000	04/20/50	20,586
27,963	Ginnie Mae II Pool MA6603	5.0000	04/20/50	28,092
50,982	Ginnie Mae II Pool MA7255	2.5000	03/20/51	44,454
41,255	Ginnie Mae II Pool MA7418	2.5000	06/20/51	35,907
62,980	Ginnie Mae II Pool MA7419	3.0000	06/20/51	56,447
55,573	Ginnie Mae II Pool MA7472	2.5000	07/20/51	48,342
71,028	Ginnie Mae II Pool CE1974	3.0000	08/20/51	64,137
80,124	Ginnie Mae II Pool CE1990	2.5000	09/20/51	68,995
72,855	Ginnie Mae II Pool MA7705	2.5000	11/20/51	63,241
77,837	Ginnie Mae II Pool MA7768	3.0000	12/20/51	69,659
61,187	Ginnie Mae II Pool MA7829	3.5000	01/20/52	56,305
81,513	Ginnie Mae II Pool MA7939	4.0000	03/20/52	77,238
86,398	Ginnie Mae II Pool MA7987	2.5000	04/20/52	74,973
82,844	Ginnie Mae II Pool MA8098	3.0000	06/20/52	73,884
114,190	Ginnie Mae II Pool MA8268	4.5000	09/20/52	110,905
	TOTAL AGENCY FIXED RATE (Cost $2,274,854)			2,033,975

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 42.3% (continued)
	U.S. TREASURY NOTES — 31.5%
1,065,000	United States Treasury Note	2.2500	11/15/24	$ 1,023,398
1,145,000	United States Treasury Note	2.0000	08/15/25	1,082,025
1,120,000	United States Treasury Note	0.6250	07/31/26	990,850
1,260,000	United States Treasury Note	1.2500	09/30/28	1,084,486
1,160,000	United States Treasury Note	1.2500	08/15/31	943,814
630,000	United States Treasury Note	1.7500	08/15/41	434,331
545,000	United States Treasury Note	2.0000	08/15/51	360,381
	TOTAL U.S. TREASURY NOTES (Cost $6,367,949)			5,919,285
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $8,642,803)			7,953,260

	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
129,396	Fidelity Government Portfolio, Class I, 4.06% (Cost $129,396)(c)			129,396

	TOTAL INVESTMENTS - 99.8% (Cost $19,558,911)			$ 18,759,159
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%			35,671
	NET ASSETS - 100.0%			$ 18,794,830

ETF	- Exchange-Traded Fund
LP	- Limited Partnership
LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Investment in affiliate.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022 the total market value of 144A securities is $111,405 or 0.6% of net assets.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2022.